Schedule of Investments (unaudited)	iShares® MSCI Eurozone ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.6%
Erste Group Bank AG	429,867	$17,384,438
OMV AG	184,929	7,896,237
Verbund AG	85,401	8,135,453
voestalpine AG	147,994	4,160,032
		37,576,160
Belgium — 2.9%
Ageas SA/NV	201,673	8,685,580
Anheuser-Busch InBev SA/NV	1,085,723	68,327,751
Argenx SE(a)	73,794	32,915,208
D’ieteren Group	27,238	4,654,426
Elia Group SA/NV	37,099	4,020,797
Groupe Bruxelles Lambert NV	109,944	8,725,469
KBC Group NV	312,962	17,941,347
Lotus Bakeries	510	4,429,980
Sofina SA(b)	19,543	4,355,573
Solvay SA	92,410	10,704,775
UCB SA	158,271	11,705,681
Umicore SA	264,211	7,060,630
Warehouses De Pauw CVA	208,562	5,860,876
		189,388,093
Finland — 3.2%
Elisa OYJ	179,209	8,013,438
Fortum OYJ	563,141	7,909,825
Kesko OYJ, Class B	343,417	6,568,599
Kone OYJ, Class B	424,980	18,918,220
Metso OYJ	836,042	8,235,669
Neste OYJ	529,025	20,157,284
Nokia OYJ.	6,687,847	23,456,679
Nordea Bank Abp, New	3,999,208	44,872,168
Orion OYJ, Class B	136,543	5,416,942
Sampo OYJ, Class A	563,883	24,660,402
Stora Enso OYJ, Class R	728,662	9,467,932
UPM-Kymmene OYJ	667,347	23,346,754
Wartsila OYJ Abp	591,915	8,179,658
		209,203,570
France — 35.2%
Accor SA	248,156	8,628,265
Aeroports de Paris	43,264	5,334,562
Air Liquide SA	654,625	124,103,930
Airbus SE	741,092	110,135,789
Alstom SA	358,419	4,441,198
Amundi SA(c)	77,007	4,746,840
ArcelorMittal SA	639,686	16,082,389
Arkema SA	75,536	7,686,347
AXA SA	2,253,366	70,260,835
BioMerieux	52,149	5,617,055
BNP Paribas SA	1,311,514	82,450,974
Bollore SE	929,771	5,319,138
Bouygues SA	238,933	9,091,831
Bureau Veritas SA	369,963	8,957,134
Capgemini SE	195,137	39,995,159
Carrefour SA	719,456	13,640,715
Cie. de Saint-Gobain	569,304	37,116,300
Cie. Generale des Etablissements Michelin SCA	848,111	28,518,873
Covivio	64,416	3,148,231
Credit Agricole SA	1,334,594	17,490,649
Danone SA	804,875	51,755,777
Dassault Aviation SA	26,087	5,181,077
Dassault Systemes SE	834,786	39,151,941
Edenred	309,538	16,859,636
Security	Shares	Value

France (continued)
Eiffage SA	92,282	$9,355,611
Engie SA	2,283,031	39,617,677
EssilorLuxottica SA	368,637	70,390,211
Eurazeo SE	54,993	4,132,474
Eurofins Scientific SE	168,167	9,783,003
Euronext NV(c)	108,379	8,996,749
Gecina SA	58,005	6,422,676
Getlink SE	449,744	8,218,234
Hermes International	39,560	81,988,629
Ipsen SA	47,730	5,381,355
Kering SA	93,120	40,057,375
Klepierre SA	269,895	6,794,108
La Francaise des Jeux SAEM(c)	133,368	4,826,068
Legrand SA	331,107	31,934,929
L’Oreal SA	301,568	141,704,138
LVMH Moet Hennessy Louis Vuitton SE	344,905	263,948,698
Orange SA	2,327,303	28,674,490
Pernod Ricard SA	255,679	44,171,202
Publicis Groupe SA	286,258	24,190,759
Remy Cointreau SA	28,687	3,409,650
Renault SA	240,921	9,467,908
Safran SA	427,396	75,147,838
Sanofi	1,420,279	132,462,222
Sartorius Stedim Biotech	34,750	7,835,899
Schneider Electric SE	680,310	125,212,864
SEB SA	31,689	3,612,785
Societe Generale SA	922,675	23,220,574
Sodexo SA	110,748	11,867,942
Teleperformance	73,686	10,340,718
Thales SA	130,660	19,524,213
TotalEnergies SE	2,862,449	195,102,367
Unibail-Rodamco-Westfield, New(a)	148,196	9,442,628
Veolia Environnement SA	849,632	26,785,054
Vinci SA	634,142	77,582,913
Vivendi SE	849,176	8,037,396
Wendel SE	990	83,833
Worldline SA/France(a)(c)	301,993	4,693,477
		2,290,133,312
Germany — 24.0%
adidas AG	202,625	42,416,212
Allianz SE, Registered	504,241	126,787,222
BASF SE	1,114,835	51,859,253
Bayer AG, Registered	1,227,917	42,030,467
Bayerische Motoren Werke AG	398,317	41,561,333
Bechtle AG	103,266	5,121,166
Beiersdorf AG	126,095	17,675,338
Brenntag SE	173,685	15,026,013
Carl Zeiss Meditec AG, Bearer	50,961	4,576,165
Commerzbank AG	1,316,771	16,119,379
Continental AG	137,859	10,698,817
Covestro AG(a)(c)	241,578	12,703,666
Daimler Truck Holding AG	668,158	21,699,062
Delivery Hero SE(a)(c)	220,682	6,995,320
Deutsche Bank AG, Registered	2,422,774	30,183,674
Deutsche Boerse AG	237,639	45,177,196
Deutsche Lufthansa AG, Registered(a)	755,515	6,572,246
Deutsche Post AG, Registered	1,239,173	58,227,559
Deutsche Telekom AG, Registered	4,051,309	97,102,829
E.ON SE	2,806,339	36,477,000
Evonik Industries AG	291,036	5,442,537
Fresenius Medical Care AG & Co. KGaA	254,838	10,465,343
Fresenius SE & Co. KGaA	528,054	16,768,276

Schedule of Investments (unaudited) (continued)	iShares® MSCI Eurozone ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
GEA Group AG	204,493	$7,524,104
Hannover Rueck SE	75,581	18,038,435
HeidelbergCement AG	174,421	14,237,927
HelloFresh SE(a)(b)	194,854	2,987,858
Henkel AG & Co. KGaA	129,326	9,036,337
Infineon Technologies AG	1,632,411	62,985,852
Knorr-Bremse AG	91,280	5,727,147
LEG Immobilien SE(a)	92,754	7,107,603
Mercedes-Benz Group AG	1,002,944	65,210,755
Merck KGaA	161,621	28,310,144
MTU Aero Engines AG	67,328	13,797,584
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	170,460	72,605,636
Nemetschek SE	72,656	6,343,047
Puma SE	132,573	8,562,297
Rational AG	6,550	4,200,662
Rheinmetall AG	54,498	16,430,108
RWE AG	790,295	33,875,369
SAP SE	1,304,329	207,480,481
Scout24 SE(c)	94,872	6,610,700
Siemens AG, Registered	949,933	159,572,227
Siemens Healthineers AG(b)(c)	352,513	20,347,562
Symrise AG, Class A	166,080	18,694,217
Talanx AG(a)	79,572	5,774,941
Volkswagen AG	36,747	4,768,526
Vonovia SE	916,566	25,492,736
Wacker Chemie AG	23,102	2,827,269
Zalando SE(a)(c)	282,087	6,725,564
		1,556,961,161
Ireland — 1.5%
AIB Group PLC	1,965,332	9,112,353
Bank of Ireland Group PLC	1,317,640	12,336,780
Flutter Entertainment PLC, Class DI(a)	220,947	34,477,011
Kerry Group PLC, Class A	199,432	16,141,766
Kingspan Group PLC	193,457	15,373,037
Smurfit Kappa Group PLC	325,155	12,353,332
		99,794,279
Italy — 7.8%
Amplifon SpA	158,304	4,920,425
Assicurazioni Generali SpA	1,266,881	26,236,709
Banco BPM SpA	1,514,071	8,362,292
DiaSorin SpA(b)	28,600	2,710,686
Enel SpA	10,165,770	71,839,875
Eni SpA	2,953,697	48,979,658
Ferrari NV	157,695	56,829,738
FinecoBank Banca Fineco SpA	763,269	10,299,814
Infrastrutture Wireless Italiane SpA(c)	426,652	5,275,889
Intesa Sanpaolo SpA	19,423,569	55,990,312
Leonardo SpA	343,033	5,253,620
Mediobanca Banca di Credito Finanziario SpA	692,801	8,132,585
Moncler SpA	257,599	14,274,499
Nexi SpA(a)(c)	748,353	5,837,923
Poste Italiane SpA(c)	656,114	7,071,500
Prysmian SpA	325,795	12,567,096
Recordati Industria Chimica e Farmaceutica SpA	131,811	6,348,092
Snam SpA	2,532,178	12,758,870
Stellantis NV	2,765,243	60,100,878
Telecom Italia SpA/Milano(a)(b)	12,446,062	3,611,776
Tenaris SA, NVS	592,918	10,229,485
Terna - Rete Elettrica Nazionale	1,764,099	14,213,556
Security	Shares	Value

Italy (continued)
UniCredit SpA	2,006,274	$54,720,741
		506,566,019
Netherlands — 13.5%
ABN AMRO Bank NV, CVA(c)	594,647	7,991,667
Adyen NV(a)(c)	27,140	31,733,602
Aegon NV	2,028,239	11,137,007
AerCap Holdings NV(a)	250,367	17,080,037
Akzo Nobel NV	213,376	16,425,157
ASM International NV	58,741	30,170,141
ASML Holding NV	503,553	343,184,720
ASR Nederland NV	200,158	9,227,992
BE Semiconductor Industries NV	96,568	13,556,901
Davide Campari-Milano NV	658,825	7,195,903
EXOR NV, NVS	116,911	11,391,226
Ferrovial SE	636,539	22,014,252
Heineken Holding NV	162,187	12,616,600
Heineken NV	360,094	32,964,120
IMCD NV	71,416	11,022,133
ING Groep NV	4,524,020	63,557,878
JDE Peet’s NV	121,772	3,263,354
Koninklijke Ahold Delhaize NV	1,200,061	34,753,190
Koninklijke KPN NV	4,191,057	14,355,764
Koninklijke Philips NV(a)	985,967	20,233,260
NN Group NV	338,189	12,906,654
OCI NV	133,679	2,879,734
Prosus NV	1,827,103	60,406,092
QIAGEN NV(a)	285,220	11,704,901
Randstad NV	139,008	8,270,308
Universal Music Group NV	1,024,100	27,057,751
Wolters Kluwer NV	310,417	42,757,710
		879,858,054
Portugal — 0.6%
EDP - Energias de Portugal SA	3,922,210	18,758,081
Galp Energia SGPS SA	567,358	8,430,322
Jeronimo Martins SGPS SA	356,438	8,819,516
		36,007,919
Spain — 7.9%
Acciona SA	31,308	4,419,036
ACS Actividades de Construccion y Servicios SA	260,589	10,416,350
Aena SME SA(c)	93,968	16,160,300
Amadeus IT Group SA	563,279	38,672,903
Banco Bilbao Vizcaya Argentaria SA	7,456,203	69,411,760
Banco Santander SA	20,227,955	83,849,524
CaixaBank SA	5,157,299	23,229,405
Cellnex Telecom SA(c)	706,512	26,973,605
Corp. ACCIONA Energias Renovables SA	88,905	2,639,714
EDP Renovaveis SA	385,663	7,043,833
Enagas SA	213,004	3,898,408
Endesa SA	400,846	8,384,548
Grifols SA(a)	376,236	5,326,162
Iberdrola SA	7,535,427	93,130,281
Industria de Diseno Textil SA	1,363,410	56,261,148
Naturgy Energy Group SA	161,838	4,828,951
Redeia Corp. SA	392,304	6,575,857
Repsol SA	1,596,758	24,518,758
Telefonica SA	6,105,383	26,327,941
		512,068,484
Switzerland — 1.1%
DSM-Firmenich AG	232,442	21,964,292
Siemens Energy AG(a)	650,569	7,686,400

Schedule of Investments (unaudited) (continued)	iShares® MSCI Eurozone ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
STMicroelectronics NV	854,244	$40,550,385
		70,201,077
United Kingdom — 0.2%
Coca-Cola Europacific Partners PLC.	258,287	15,662,524

Total Common Stocks — 98.5%
(Cost: $7,078,241,416)		6,403,420,652

Preferred Stocks

Germany — 1.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	74,156	7,046,972
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	142,580	13,062,050
Henkel AG & Co. KGaA, Preference Shares, NVS	211,653	16,650,837
Porsche Automobil Holding SE, Preference Shares, NVS	191,587	9,368,372
Sartorius AG, Preference Shares, NVS	32,805	10,586,327
Volkswagen AG, Preference Shares, NVS	257,957	29,942,209
		86,656,767
Total Preferred Stocks — 1.3%
(Cost: $142,543,080)		86,656,767

Total Long-Term Investments — 99.8%
(Cost: $7,220,784,496)		6,490,077,419
Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	6,617,946	$6,621,255
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(d)(e)	22,380,000	22,380,000

Total Short-Term Securities — 0.5%
(Cost: $28,999,327)		29,001,255

Total Investments — 100.3%
(Cost: $7,249,783,823)		6,519,078,674

Liabilities in Excess of Other Assets — (0.3)%		(16,837,934)

Net Assets — 100.0%		$6,502,240,740

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$52,665,766	$—	$(46,049,283	)(a)	$3,459	$1,313	$6,621,255	6,617,946	$34,919	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	24,280,000	—	(1,900,000	)(a)	—	—	22,380,000	22,380,000	295,410		—
					$3,459	$1,313	$29,001,255		$330,329		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	242	12/15/23	$11,594	$480,205

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® MSCI Eurozone ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$52,061,109	$6,351,359,543	$—	$6,403,420,652
Preferred Stocks	—	86,656,767	—	86,656,767
Short-Term Securities
Money Market Funds	29,001,255	—	—	29,001,255
	$81,062,364	$6,438,016,310	$—	$6,519,078,674
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$480,205	$—	$480,205

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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